Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 76,675	$ 10,807	¥ 71,920
Restricted cash	500	70	500
Accounts receivable, net	30,240	4,262	52,172
Prepaid expenses and other current assets, net	457,654	64,504	91,440
Inventories	11,026	1,651	16,169
Current assets related to discontinued operations	1,438	203	4,218
Total current assets	578,086	81,478	237,003
Non-current assets
Property, plant and equipment, net	54,188	7,637	61,407
Operating lease right-of-use assets, net	9,781	1,379	13,030
Finance lease right-of-use assets, net	6,460	911
Intangible assets, net	662	93	1,677
Equity method investment
Deferred loss on sale-leaseback	767	108
Other non-current assets	153	22
Non-current assets related to discontinued operation	3		22
Total non-current assets	71,861	10,128	76,136
Total assets	649,947	91,606	313,139
Current liabilities
Accounts payable	106,092	14,953	125,374
Short-term borrowings	56,949	8,027	53,935
Current portion of long-term borrowings			1,080
Current portion of government grants	1,812	255
Lease liabilities	6,824	962	3,673
Other payables and accrued liabilities	63,951	9,014	53,639
Income tax payables	18	3	18
Current liabilities related to discontinued operations	1,929	272	3,171
Total current liabilities	272,819	38,453	245,669
Long-term borrowings			6,870
Government grants	4,342	612	8,697
Deferred tax liability	125	18	295
Lease liabilities - non-current	10,054	1,417	10,876
Total non-current liabilities	16,333	2,302	26,738
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB265,773 and RMB230,819 as of March 31, 2023 and 2024, respectively)	287,340	40,500	272,407
Commitments and contingencies
Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2023 and 2024, respectively
Ordinary shares, par value US$0.0001; Authorized:990,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and 392,113,953 shares as of March 31, 2024	278	39	9
Additional paid-in capital	573,615	80,848	216,504
Accumulated deficit	(208,828)	(29,433)	(175,893)
Accumulated other comprehensive income	2,733	384	3,469
Total UTime Limited shareholders’ equity	367,798	51,838	44,089
Non-controlling interests	(5,191)	(732)	(3,357)
Total shareholders’ equity	362,607	51,106	40,732
Total liabilities and shareholders’ equity	649,947	91,606	313,139
Related Party
Current assets
Due from related parties	553	78	584
Current liabilities
Due to related parties	¥ 35,244	$ 4,967	¥ 4,779